                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [ X ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Basswood Partners, L.L.C.
Address: 645 Madison Avenue, 10th Floor
         New York, New York 10022

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:

         /s/ Matthew Lindenbaum  New York, NY     August 17, 1999
         _______________________ _______________  _______________
              [Signature]          [City, State]    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     60

Form 13F Information Table Value Total:     $557,407,608
                                             [thousands]


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.  Form 13F File Number   Name

    1    28-                    Basswood Capital Management, LLC

    2    28-                    Bennett Lindenbaum

    3    28-                    Matthew Lindenbaum

    [Repeat as necessary.]





















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
                   Form 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2  COLUMN 3     COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------            --------  --------     --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                         TITLE    CUSIP         MARKET     SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER          OF CLASS  NUMBER        VALUE      PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------          --------  ------        ------     -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
American Express Co.
  (AXP)                 Common    025816109   7,877,768      60,540                  X             1,2,3           X
Associates First
  Captial (AFS)         Common    046008108  20,394,133     462,190                  X             1,2,3           X
Astoria Financial Corp.
  (ASFC)                Common    046265104  17,062,776     388,342                  X             1,2,3           X
Banc One Corp. (ONE)    Common    06423A103  40,593,750     681,532                  X             1,2,3           X
Bank of Commerce
  (BCOM)                Common    061589107      62,755       3,080                  X             1,2,3           X
Bank of New York (BK)   Common    064057102  17,070,400     465,292                  X             1,2,3           X
Bay View Capital Corp.
  (BVC)                 Common    07262L101   1,906,336      92,992                  X             1,2,3           X
Bear Stearns (BSC)      Common    073902108  20,651,990     441,754                  X             1,2,3           X
Capital Corp. of the
  West (CCOW)           Common    140065103   3,739,988     299,199                  X             1,2,3           X
Centura Banks (CBC)     Common    15640T100  12,999,511     230,590                  X             1,2,3           X
Citigroup Inc. (C)      Common    172967101  11,374,445     239,462                  X             1,2,3           X
City Commerce Bank
  (CIBS)                Common    177785102   1,145,300      50,621                  X             1,2,3           X
City National Corp.
  (CYN)                 Common    178566105   4,036,361     107,816                  X             1,2,3           X
Comerica, Inc. (CMA)    Common    200340107   5,349,375      90,000                  X             1,2,3           X
Community State Bank
  (TNEK)                Common    204136105     607,361      42,999                  X             1,2,3           X
Compucredit Corp.
  (CCRT)                Common    20478N100   7,550,600     397,400                  X             1,2,3           X
Conseco Inc. (CNC)      Common    208464107     122,724       4,032                  X             1,2,3           X
Fifth Third Bancorp
  (FITB)                Common    316773100   4,541,692      68,232                  X             1,2,3           X
Financial Federal Corp.
  (FIF)                 Common    317492106  14,145,318     642,969                  X             1,2,3           X
Finova Group (FNV)      Common    317928109  14,788,257     281,012                  X             1,2,3           X
First Community Bank of
  the Desert(FCDE)      Common    31983J104     877,531     230,142                  X             1,2,3           X
First Union Corp.
  (FTU)                 Common    337358105   1,306,399      27,722                  X             1,2,3           X





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Foothill Independent
Bancorp (FOOT)          Common    344905104   7,642,746     553,321                  X             1,2,3           X
Gateway American
 Bancshares (GWAM)      Common    367569100     353,438      72,500                  X             1,2,3           X
Gentra, Inc. (GTA-CN)   Common    37245E874   6,422,718     592,644                  X             1,2,3           X
Golden State Bancorp
  (GSB)                 Common    381197102   6,752,160     300,096                  X             1,2,3           X
Health Care Financial
  Partners (HCF)        Common    42219W108   5,047,971     147,386                  X             1,2,3           X
Hibernia Corp (HIB)     Common    428656102   6,309,513     402,200                  X             1,2,3           X
Household International
  (HI)                  Common    441815107   5,019,997     105,963                  X             1,2,3           X
IMC Mortgage Co.
  (IMCC)                Common    449923101      27,638     263,216                  X             1,2,3           X
Imperial Bancorp (IMP)  Common    452556103      86,189       4,350                  X             1,2,3           X
MBNA Corp. (KRB)        Common    55262L100   8,461,779     276,303                  X             1,2,3           X
Mellon Bank Corp.
  (MEL)                 Common    585509102  16,110,124     442,890                  X             1,2,3           X
Merrill Lynch Co.
  (MER)                 Common    590188108   9,420,750     118,500                  X             1,2,3           X
National City Corp.
  (NCC)                 Common    635405103     384,092       5,864                  X             1,2,3           X
National Discount
  Brokers (NDB)         Common    635646102  13,449,975     232,900                  X             1,2,3           X
National Mercantile
  Bancorp (MBLAD-PFD)   Preferred 636912206     138,769      15,002                  X             1,2,3           X
North County Bancorp
  (NCBH)                Common    658810106   1,824,090     108,901                  X             1,2,3           X
Northern Trust Corp.
  (NTRS)                Common    665859104   8,538,716      88,028                  X             1,2,3           X
Pacific Capital Bancorp
  (SABB)                Common    69404P101   1,747,813      55,486                  X             1,2,3           X
Pacificamerica Money
  Center Inc. (PAMM)    Common    694935107        997        2,658                  X             1,2,3           X
Paymentech Inc.(PTI)    Common    704384106     203,431       8,017                  X             1,2,3           X
Pointe Financial Corp.
  (PNTE)                Common    73084P100     392,231      36,700                  X             1,2,3           X
Professional Bancorp
  (MDB)                 Common    743112104   3,208,178     154,611                  X             1,2,3           X
Providian Financial
  Corp. (PVN)           Common    74406A102  51,265,446     549,763                  X             1,2,3           X
Republic Bancshares
  (REPB)                Common    759929102   9,256,796     451,551                  X             1,2,3           X
Southern Pacific Funding
  Corp (SFCFQ)          Common    843576109       7,314     162,529                  X             1,2,3           X
Sovereign Bancorp
  (SVRN)                Common    845905108   9,785,602     807,060                  X             1,2,3           X
Summit Bancorp (SUB)    Common    866005101  39,951,008     955,480                  X             1,2,3           X





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TCF Financial Corp.
  (TCB)                 Common    872275102  22,121,182     793,585                  X             1,2,3           X
TD Waterhouse Group,
  Inc. (TWE)            Common    872362108     377,250      15,090                  X             1,2,3           X
Toronto Dominion Bank
  (TD)                  Common    891160509  24,099,530     529,660                  X             1,2,3           X
UnionBancal Corp. (UB)  Common    908906100   7,827,348     216,674                  X             1,2,3           X
US Bancorp (USB)        Common    902973106   5,366,833     160,804                  X             1,2,3           X
Wachovia Corp. (WB)     Common    929771103   1,644,511      19,220                  X             1,2,3           X
Washington Mutual (WM)  Common    939322103  15,731,752     442,369                  X             1,2,3           X
Wells Fargo & C0.
  (WFC)                 Common    949746101  27,497,228     643,210                  X             1,2,3           X
Westamerica Bancorp.
 (WABC)                 Common    957090103   8,439,932     231,231                  X             1,2,3           X
Western Bancorp (WEBC)  Common    957683105  24,287,790     558,340                  X             1,2,3           X

Total                                      $557,407,608  15,832,020



































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